Income Taxes (Schedule Of Income Taxes Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income taxes paid	$ 44,921	$ 55,827	$ 53,436